Cost of revenues - Schedule of cost of revenue (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of revenues	¥ 8,075,420,524	$ 1,267,209,698	¥ 8,041,528,585	¥ 6,087,073,336
Bandwidth costs
Cost of revenues	665,274,852		661,129,019	617,801,344
Revenue sharing fees and content costs
Cost of revenues	7,153,155,717		7,129,094,348	5,176,508,004
Others
Cost of revenues	¥ 256,989,955		¥ 251,305,218	¥ 292,763,988